Fair Value (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Fair Value [Abstract]
Liabilities measured at fair value		$ 544,957	[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.